Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Taxes calculated at federal rate	$ (1,166,831)	$ (631,627)
State income tax, net of federal benefit	(38,304)	(35,215)
Change in valuation allowance	1,203,231	712,113
Prior period adjustment		(88,626)
Permenant items	1,904	43,355
Provision (benefit) for taxes
Taxes calculated at federal rate	21.00%	21.00%
State income tax, net of federal benefit	0.70%	1.20%
Change in valuation allowance	(21.70%)	(23.70%)
Prior period adjustment	0.00%	2.90%
Permenant items	0.00%	(1.40%)
Provision (benefit) for taxes	0.00%	0.00%